Trading Advisors and the Trading Companies - Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Trading Companies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
% of Partners' Capital	102.46%	100.56%
Fair Value	$ 9,162,434	$ 13,597,171
Net income (loss)	$ (1,208,508)	$ (1,025,834)	$ 1,222,070
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		21.90%
Fair Value		$ 2,961,238
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	41.50%	26.34%
Fair Value	$ 3,710,816	$ 3,561,122
Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	29.69%	19.07%
Fair Value	$ 2,654,964	$ 2,577,974
Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		14.77%
Fair Value		$ 1,997,333
Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	31.27%	16.54%
Fair Value	$ 2,796,654	$ 2,236,814
Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		1.94%
Fair Value		$ 262,690
LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	101.57%	100.39%
Fair Value	$ 7,634,520	$ 10,938,630
Net income (loss)	$ (709,201)	$ (621,172)	$ 740,380
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		43.48%
Fair Value		$ 4,737,959
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	43.15%	18.85%
Fair Value	$ 3,243,640	$ 2,053,736
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	58.42%	38.06%
Fair Value	$ 4,390,880	$ 4,146,935
Commodity [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		21.90%
Fair Value		$ 2,961,238
Net income (loss)	(232,040)	55,891
Management Fees	22,851	51,376
Incentive Fees		6,848
Administrative Fees	$ 5,332	$ 11,987
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	41.50%	26.34%
Fair Value	$ 3,710,816	$ 3,561,122
Net income (loss)	(189,830)	(436,447)
Management Fees	54,026	84,686
Incentive Fees	33,537	50,937
Administrative Fees	$ 12,606	$ 19,760
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	29.69%	19.07%
Fair Value	$ 2,654,964	$ 2,577,974
Net income (loss)	165,251	46,056
Management Fees	25,701	25,588
Incentive Fees	46,302	35,321
Administrative Fees	$ 8,997	$ 7,491
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		14.77%
Fair Value		$ 1,997,333
Net income (loss)	$ (318,182)	7,510
Management Fees	13,388	25,891
Incentive Fees		4,733
Administrative Fees	$ 3,749	$ 7,250
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	31.27%	16.54%
Fair Value	$ 2,796,654	$ 2,236,814
Net income (loss)	(237,649)	198,073
Management Fees	39,812	27,839
Incentive Fees	7,038	50,956
Administrative Fees	$ 9,290	$ 6,495
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		1.94%
Fair Value		$ 262,690
Net income (loss)	$ (21,089)	(352,651)
Management Fees	402	28,333
Administrative Fees	$ 71	$ 4,959
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital		43.48%
Fair Value		$ 4,737,959
Net income (loss)	$ (392,632)	76,552
Management Fees	38,139	77,280
Incentive Fees		9,901
Administrative Fees	$ 8,899	$ 18,033
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	43.15%	18.85%
Fair Value	$ 3,243,640	$ 2,053,736
Net income (loss)	(294,257)	(345,264)
Management Fees	40,896	59,582
Incentive Fees	23,875	38,676
Administrative Fees	$ 9,543	$ 13,902
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity [Member] | LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	58.42%	38.06%
Fair Value	$ 4,390,880	$ 4,146,935
Net income (loss)	279,259	35,532
Management Fees	43,392	37,900
Incentive Fees	65,376	47,546
Administrative Fees	$ 15,187	$ 11,106
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly